134/202

FORM D

[redacted]

05068491

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per form	1.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

RECEIVED OCT 11 2005 PROCESSING

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
DB Alpha Discovery Fund Ltd. (the "Issuer")

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
DB Alpha Discovery Fund Ltd.

Address of Executive Offices (Number and Street, City, State, ZIP Code)	Telephone Number (Including Area Code)
c/o Caledonian Bank & Trust Limited, Caledonian House, 69 Dr. Roy's Drive, George Town, Grand Cayman, Cayman Islands	**345-949-0050**
Address of Principal Business Operations (Number and Street, City, State, ZIP Code) (if different from Executive Offices) **Same as above**	Telephone Number (Including Area Code) **Same as above**

Brief Description of Business
To invest in a portfolio of hedge funds of emerging managers who will invest in a wide variety of securities, currencies, derivatives and other financial instruments primarily using opportunistic, global-international and sector specific management techniques within a long/short hedge fund strategy.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **Cayman Islands exempted company**
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 7 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

PROCESSED
OCT 13 2005
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
DB Investment Managers, Inc. (the "Investment Adviser")

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o DB Absolute Return Strategies, 25 DeForest Avenue, Suite 203, Summit, New Jersey 07901

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sargison, David S.

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 1234GT, Queensgate House, South Church Street, George Town, Grand Cayman, Cayman Islands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kregel, Jan A.

Business or Residence Address (Number and Street, City, State, Zip Code)
2 United Nations Plaza, Room DC 2-1120, New York, New York 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sampson, Ian G.

Business or Residence Address (Number and Street, City, State, Zip Code)
10 Crossway, Surrey, Walton on Thames KT123JA, United Kingdom

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Caledonian Directors Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Caledonian Fund Services Limited, Caledonian House, P.O. Box 1043 GT, George Town, Grand Cayman, Cayman Islands

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bossi, Steven L.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o DB Absolute Return Strategies, 25 DeForest Avenue, Suite 203, Summit, New Jersey 07901

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		YES	NO
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 250,000*	

* **$250,00 with respect to the Placement Agent Classes and $1,000,000 with respect to the Direct Classes, subject to the discretion of the Directors to lower such amount.**

		YES	NO
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Deutsche Bank Securities Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

60 Wall Street, New York, New York 10005

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Deutsche Bank Trust Company Americas

Business or Residence Address (Number and Street, City, State, Zip Code)

345 Park Avenue, 24th Floor, New York, New York 10019

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States (a)

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

(a) Deutsche Bank Trust Company Americas is a division of a national bank and will offer and sell the securities in states where banks are excluded from the definition of "broker-dealer" or exempted from registration therefrom.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify Redeemable participating shares ("Shares") (a))	$5,000,000,000(b)	$0
Total	$5,000,000,000(b)	$0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0
Non-accredited investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$N/A
Regulation A	N/A	$N/A
Rule 504	N/A	$N/A
Total	N/A	$N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$0
Printing and Engraving Costs	☒	$28,000
Legal Fees	☒	$70,000
Accounting Fees	☒	$28,000
Engineering Fees	☒	$0
Sales Commissions (specify finders' fees separately)	☒	$0 (c)
Other Expenses (identify) Filing Fees	☒	$14,000
Total	☒	$140,000

(a) In general, the Issuer will offer two types of Shares: the Placement Agent Classes and the Direct Classes. Within each type of Share, the Issuer is offering multiple classes of Shares. These classes of Shares differ in respect of minimum investment required, fees charged, reference currency, voting rights and the payment of dividends.

(b) Open-end fund; estimated maximum aggregate offering amount.

(c) Duly registered selling agents will receive a commission of up to 2.5% of investors' subscriptions. Such commission would be in addition to, and not a deduction from, subscription amounts. Any such fee may be waived or reduced by the selling agents in their sole discretion.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Shares***	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

*** Estimated maximum aggregate offering amount.**

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Shares*	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

*** Estimated maximum aggregate offering amount.**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceed proceeds to the issuer."

$4,999,860,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☒ $0	☒ $0
Purchase of real estate	☒ $0	☒ $0
Purchase, rental or leasing and installation of machinery and equipment	☒ $0	☒ $0
Construction or leasing of plant buildings and facilities	☒ $0	☒ $0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☒ $0	☒ $0
Repayment of indebtedness	☒ $0	☒ $0
Working capital	☒ $0	☒ $0
Other (specify): Portfolio Investments	☒ $0	☒ $4,999,860,000
	☒ $0	☒ $0
Column Totals	☒ $0	☒ $4,999,860,000
Total Payments Listed (column totals added)	☒ $4,999,860,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice if filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
DB Alpha Discovery Fund Ltd.	[signature]	October 6, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Ralph Woodford	Ralph Woodford Director	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001).